Segmented information (Tables)	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Detailed Report of Segments and Geographic Areas

$ millions,for the three months ended		Canadian Personal and Business Banking		Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2022	Net interest income (1)		$1,587	$377	$389	$793	$(14)	$3,132
Jan. 31	Non-interest income (2)		596	920	220	511	119	2,366
	Total revenue (1)		2,183	1,297	609	1,304	105	5,498
	Provision for (reversal of) credit losses		98	(4)	28	(38)	(9)	75
	Amortization and impairment (3)		52	1	27	1	172	253
	Other non-interest expenses		1,100	672	291	595	112	2,770
	Income (loss) before income taxes		933	628	263	746	(170)	2,400
	Income taxes (1)		246	166	37	203	(121)	531
	Net income (loss)		$687	$462	$226	$543	$(49)	$1,869
	Net income (loss) attributable to:
	Non-controlling interests	$ –		$–	$–	$–	$5	$5
	Equity shareholders		687	462	226	543	(54)	1,864
	Average assets (4)(5)		$292,987	$78,476	$50,274	$282,750	$166,066	$870,553
2021	Net interest income (1)		$1,542	$352	$368	$688	$30	$2,980
Oct. 31	Non-interest income (2)		586	888	194	324	92	2,084
	Total revenue (1)		2,128	1,240	562	1,012	122	5,064
	Provision for (reversal of) credit losses		164	(5)	(51)	(34)	4	78
	Amortization and impairment (3)		54	6	27	3	197	287
	Other non-interest expenses		1,098	640	269	525	316	2,848
	Income (loss) before income taxes		812	599	317	518	(395)	1,851
	Income taxes (1)		215	157	61	140	(162)	411
	Net income (loss)		$597	$442	$256	$378	$(233)	$1,440
	Net income (loss) attributable to:
	Non-controlling interests		$–	$–	$–	$–	$4	$4
	Equity shareholders		597	442	256	378	(237)	1,436
	Average assets (4)(5)		$285,513	$74,606	$47,283	$262,549	$165,980	$835,931
2021	Net interest income (1)		$1,483	$298	$374	$682	$2	$2,839
Jan. 31	Non-interest income (2)		542	790	187	492	113	2,124
	Total revenue (1)		2,025	1,088	561	1,174	115	4,963
	Provision for (reversal of) credit losses		54	33	45	5	10	147
	Amortization and impairment (3)		53	7	28	2	147	237
	Other non-interest expenses		1,033	565	252	520	119	2,489
	Income (loss) before income taxes		885	483	236	647	(161)	2,090
	Income taxes (1)		233	129	48	154	(99)	465
	Net income (loss)		$652	$354	$188	$493	$(62)	$1,625
	Net income (loss) attributable to:
	Non-controlling interests		$–	$–	$–	$–	$4	$4
	Equity shareholders		652	354	188	493	(66)	1,621
	Average assets (4)(5)		$261,542	$65,774	$47,501	$250,418	$174,713	$799,948
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $59 million for the three months ended January 31, 2022 (October 31, 2021: $48 million; January 31, 2021: $54 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.